Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CANTOR SELECT PORTFOLIOS TRUST
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000241910
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Class A
Trading Symbol	FBPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 31, 2023)
Cantor Fitzgerald Equity Dividend Plus Fund
Without Load	5.66%	11.42%
With Load	-0.42%	8.43%
Russell 1000® Value Index	9.44%	13.19%
S&P 500® Index	17.60%	20.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 74,217,941
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 309,822
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,217,941
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$309,822
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	7.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Equity Option	-1.0%
Real Estate	1.3%
Communications	4.1%
Consumer Discretionary	4.4%
Utilities	4.6%
Materials	4.8%
Money Market Funds	7.3%
Industrials	9.2%
Energy	9.9%
Health Care	13.1%
Consumer Staples	13.4%
Technology	14.5%
Financials	14.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	4.0%
Corning, Inc.	3.8%
JPMorgan Chase & Company	3.4%
Emerson Electric Company	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.8%
Mondelez International, Inc. - Class A	2.7%
Hewlett Packard Enterprise Company	2.6%
United Parcel Service, Inc. - Class B	2.5%
Johnson & Johnson	2.4%

C000241909
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Dividend Plus Fund
Class Name	Institutional Class
Trading Symbol	FBPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Equity Dividend Plus Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://equitydividendplusfund.cantorassetmanagement.com/. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://equitydividendplusfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Dividend Plus Fund	5.83%	13.61%	9.57%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 74,217,941
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 309,822
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$74,217,941
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$309,822
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Money Market Funds	7.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Equity Option	-1.0%
Real Estate	1.3%
Communications	4.1%
Consumer Discretionary	4.4%
Utilities	4.6%
Materials	4.8%
Money Market Funds	7.3%
Industrials	9.2%
Energy	9.9%
Health Care	13.1%
Consumer Staples	13.4%
Technology	14.5%
Financials	14.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CVS Health Corporation	4.0%
Corning, Inc.	3.8%
JPMorgan Chase & Company	3.4%
Emerson Electric Company	2.8%
Wells Fargo & Company	2.8%
Cisco Systems, Inc.	2.8%
Mondelez International, Inc. - Class A	2.7%
Hewlett Packard Enterprise Company	2.6%
United Parcel Service, Inc. - Class B	2.5%
Johnson & Johnson	2.4%

C000250874
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Class A
Trading Symbol	ATGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.42%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Class A Shares, returned 18.67%, net of fees for the nine months to end the fiscal year on September 30, 2025, outpacing the MSCI USA Mid Cap Index return of 8.62%.

The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while its positioning in Health Care and Information Technology (IT) sectors were lagging.

The Fund’s two holdings in the Communication Services sector were both strong contributors to performance for the nine-month period. Roblox (+140.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+39.8%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+112.2%) was the top contributor.

On the negative side, in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets.

In the Information Technology sector, the Fund did not own top performing companies Cloudflare and Seagate Technology. Among stocks held in the Fund, software company Elastic (-15.7%) was the primary detractor, as revenue generation lagged expectations.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Fiscal spending, fintech productivity, and resilient consumer demand are pushing growth expectations higher, but trade and inflation uncertainty leaves significant room for surprises. We continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund - with load	MSCI USA Mid Cap Index	S&P 500® Index
09/30/15	$10,000	$9,574	$10,000	$10,000
09/30/16	$10,915	$10,451	$11,312	$11,543
09/30/17	$12,237	$11,716	$13,038	$13,691
09/30/18	$13,353	$12,784	$14,920	$16,143
09/30/19	$14,189	$13,584	$15,273	$16,830
09/30/20	$14,021	$13,424	$16,255	$19,380
09/30/21	$18,298	$17,519	$22,758	$25,194
09/30/22	$15,894	$15,217	$18,276	$21,296
09/30/23	$16,794	$16,079	$20,298	$25,900
09/30/24	$20,336	$19,470	$26,325	$35,315
09/30/25	$24,447	$23,406	$28,469	$41,530

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund
Without Load	20.22%	11.76%	9.35%
With Load	15.11%	10.80%	8.88%
MSCI USA Mid Cap Index	8.14%	11.86%	11.03%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,096,257
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 438,799
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$76,096,257
Number of Portfolio Holdings	47
Advisory Fee	$438,799
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Health Care	4.1%
Materials	5.4%
Consumer Discretionary	6.0%
Energy	6.2%
Communications	6.7%
Utilities	7.1%
Real Estate	8.4%
Financials	15.2%
Industrials	18.9%
Technology	20.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks, Inc.	4.0%
Coherent Corp.	3.9%
ROBLOX Corporation - Class A	3.8%
Adtalem Global Education, Inc.	3.8%
Cadence Design Systems, Inc.	3.7%
WEC Energy Group, Inc.	3.5%
Barrick Mining Corporation	3.4%
Quanta Services, Inc.	3.3%
MetLife, Inc.	3.2%
Cboe Global Markets, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.
C000250873
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Institutional
Trading Symbol	ATGYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$96	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.17%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Cantor Fitzgerald Equity Opportunity Fund, Institutional Shares, returned 18.93%, net of fees for the nine months to end the fiscal year on September 30, 2025, outpacing the MSCI USA Mid Cap Index return of 8.62%.

The Fund’s holdings in the Communication Services and Materials sectors were the most significant contributors to positive relative performance, while its positioning in Health Care and Information Technology (IT) sectors were lagging.

The Fund’s two holdings in the Communication Services sector were both strong contributors to performance for the nine-month period. Roblox (+140.4%), a platform for 3-D content development, saw surging bookings and growth in daily active users. Take-Two Interactive (+39.8%), an interactive gaming and entertainment solutions company, saw positive reaction to the upcoming schedule of game releases. In the Materials sector, gold and minerals mining company Barrick Mining (+112.2%) was the top contributor.

On the negative side, in Health Care, life sciences company Illumina (-42.3%) delivered solid earnings but suggested caution regarding government funding going forward. Pharmaceutical sales and data services provider IQVIA (-30.5%) continued to disappoint on operating margin as customers were scrutinizing service budgets.

In the Information Technology sector, the Fund did not own top performing companies Cloudflare and Seagate Technology. Among stocks held in the Fund, software company Elastic (-15.7%) was the primary detractor, as revenue generation lagged expectations.

Markets remain intensely focused on whether the unprecedented AI-led valuation surge is sustainable, with history suggesting caution. Fiscal spending, fintech productivity, and resilient consumer demand are pushing growth expectations higher, but trade and inflation uncertainty leaves significant room for surprises. We continue to see opportunities in equity markets and expect favorable returns to companies that can effectively navigate the uncertainty and deliver unexpectedly good earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	MSCI USA Mid Cap Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,946	$11,312	$11,543
Sep-2017	$12,310	$13,038	$13,691
Sep-2018	$13,473	$14,920	$16,143
Sep-2019	$14,356	$15,273	$16,830
Sep-2020	$14,231	$16,255	$19,380
Sep-2021	$18,629	$22,758	$25,194
Sep-2022	$16,231	$18,276	$21,296
Sep-2023	$17,200	$20,298	$25,900
Sep-2024	$20,891	$26,325	$35,315
Sep-2025	$25,181	$28,469	$41,530

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund	20.54%	12.09%	9.68%
MSCI USA Mid Cap Index	8.14%	11.86%	11.03%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 76,096,257
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 438,799
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$76,096,257
Number of Portfolio Holdings	47
Advisory Fee	$438,799
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Health Care	4.1%
Materials	5.4%
Consumer Discretionary	6.0%
Energy	6.2%
Communications	6.7%
Utilities	7.1%
Real Estate	8.4%
Financials	15.2%
Industrials	18.9%
Technology	20.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks, Inc.	4.0%
Coherent Corp.	3.9%
ROBLOX Corporation - Class A	3.8%
Adtalem Global Education, Inc.	3.8%
Cadence Design Systems, Inc.	3.7%
WEC Energy Group, Inc.	3.5%
Barrick Mining Corporation	3.4%
Quanta Services, Inc.	3.3%
MetLife, Inc.	3.2%
Cboe Global Markets, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.
C000250877
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Class A
Trading Symbol	ATPAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.20%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period January 1, 2025 through September 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Class A Shares (ATPAX) generated a 5.14% total return, underperforming the 7.2% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPAX in the period may be attributed to the Fund’s focus on higher quality credits and shorter duration, among other factors. The major drivers of performance for the U.S. Corporate High Yield market were primarily high starting yields, resilient company fundamentals, and tightening credit spreads. Performance was generally positive, with high yield bonds outperforming U.S. Treasuries, particularly in the first half of 2025, but was accompanied by increased volatility due to shifting interest rate expectations and policy uncertainty.

Although High Yield bonds saw a quick, knee-jerk reaction to proposed tariffs announced in early April, the Index recovered quickly. Supply/demand dynamics in the High Yield market provided a strong bid for bonds from yield-hungry investors, as a large portion of the new issues were related to refinance activity. Performance over the period was strong across credit quality, with CCC-rated issues leading the market higher, up 8.1%, compared to BB’s (+7.4%) and B-rated bonds returning 6.8%.

With an underweight position in the Communication sector (4.9% vs. 15.3%) during the period and the Fund’s positions in the sector producing lower returns than those in the Index (8.8% vs. 9.7%), the Communication sector detracted about 26 basis points from performance. Additionally, an overweight position in the Consumer Cyclical sector (23.9% vs. 19.7%) detracted from performance as positions in the portfolio (+5.9%) and the Index (+6.8%) both trailed the overall High Yield market (+7.2%). However, the Fund benefitted from its slightly overweight position in the Other Industrials sector (3.1% vs. 1.1%), as its lone position in the sector (Tutor Perini Corp. 11.875% due 2029) was up 9.8%, adding 8 basis points in incremental return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
09/30/15	$10,000	$9,597	$10,000	$10,000
09/30/16	$10,577	$10,150	$10,519	$11,273
09/30/17	$11,200	$10,749	$10,527	$12,274
09/30/18	$11,226	$10,773	$10,399	$12,649
09/30/19	$11,774	$11,299	$11,470	$13,453
09/30/20	$12,346	$11,848	$12,271	$13,890
09/30/21	$13,201	$12,669	$12,161	$15,457
09/30/22	$11,996	$11,512	$10,385	$13,271
09/30/23	$12,987	$12,463	$10,452	$14,635
09/30/24	$14,424	$13,843	$11,662	$16,939
09/30/25	$15,178	$14,566	$11,998	$18,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund
Without Load	5.23%	4.22%	4.26%
With Load	0.96%	3.38%	3.83%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,592,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 230,882
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,592,930
Number of Portfolio Holdings	54
Advisory Fee	$230,882
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.1%
Money Market Funds	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.0%
Materials	2.0%
Health Care	2.0%
Money Market Funds	2.9%
Financials	5.6%
Consumer Staples	6.4%
Communications	8.6%
Technology	9.3%
Energy	12.6%
Real Estate	12.9%
Consumer Discretionary	17.4%
Industrials	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.3%
Venture Global LNG, Inc. 144A	3.2%
TransDigm, Inc. 144A	3.1%
Century Communities, Inc.	3.0%
US Foods, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
Elastic NV 144A	2.8%
ROBLOX Corp 144A	2.8%
Rithm Capital Corp 144A	2.5%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.
C000250878
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Institutional
Trading Symbol	ATPYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period January 1, 2025 through September 30, 2025, the Cantor Fitzgerald High Income Fund (the “Fund”) Institutional Class (ATPYX) generated a 5.30% total return, underperforming the 7.2% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPYX in the period may be attributed to the Fund’s focus on higher quality credits and shorter duration, among other factors. The major drivers of performance for the U.S. Corporate High Yield market were primarily high starting yields, resilient company fundamentals, and tightening credit spreads. Performance was generally positive, with high yield bonds outperforming U.S. Treasuries, particularly in the first half of 2025, but was accompanied by increased volatility due to shifting interest rate expectations and policy uncertainty.

Although High Yield bonds saw a quick, knee-jerk reaction to proposed tariffs announced in early April, the Index recovered quickly. Supply/demand dynamics in the High Yield market provided a strong bid for bonds from yield-hungry investors, as a large portion of the new issues were related to refinance activity. Performance over the period was strong across credit quality, with CCC-rated issues leading the market higher, up 8.1%, compared to BB’s (+7.4%) and B-rated bonds returning 6.8%.

With an underweight position in the Communication sector (4.9% vs. 15.3%) during the period and the Fund’s positions in the sector producing lower returns than those in the Index (8.8% vs. 9.7%), the Communication sector detracted about 26 basis points from performance. Additionally, an overweight position in the Consumer Cyclical sector (23.9% vs. 19.7%) detracted from performance as positions in the portfolio (+5.9%) and the Index (+6.8%) both trailed the overall High Yield market (+7.2%). However, the Fund benefitted from its slightly overweight position in the Other Industrials sector (3.1% vs. 1.1%), as its lone position in the sector (Tutor Perini Corp. 11.875% due 2029) was up 9.8%, adding 8 basis points in incremental return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,586	$10,519	$11,273
Sep-2017	$11,246	$10,527	$12,274
Sep-2018	$11,294	$10,399	$12,649
Sep-2019	$11,855	$11,470	$13,453
Sep-2020	$12,456	$12,271	$13,890
Sep-2021	$13,330	$12,161	$15,457
Sep-2022	$12,151	$10,385	$13,271
Sep-2023	$13,197	$10,452	$14,635
Sep-2024	$14,687	$11,662	$16,939
Sep-2025	$15,485	$11,998	$18,194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund	5.43%	4.45%	4.47%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	6.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,592,930
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 230,882
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$50,592,930
Number of Portfolio Holdings	54
Advisory Fee	$230,882
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.1%
Money Market Funds	2.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.0%
Materials	2.0%
Health Care	2.0%
Money Market Funds	2.9%
Financials	5.6%
Consumer Staples	6.4%
Communications	8.6%
Technology	9.3%
Energy	12.6%
Real Estate	12.9%
Consumer Discretionary	17.4%
Industrials	18.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tutor Perini Corporation 144A	3.3%
Venture Global LNG, Inc. 144A	3.2%
TransDigm, Inc. 144A	3.1%
Century Communities, Inc.	3.0%
US Foods, Inc. 144A	2.9%
Transocean Titan Financing Ltd. 144A	2.9%
Elastic NV 144A	2.8%
ROBLOX Corp 144A	2.8%
Rithm Capital Corp 144A	2.5%
RHP Hotel Properties LP / RHP Finance Corp 144A	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 27, 2025, the Fund changed its fiscal year end from December 31st to September 30th of each year.
C000246496
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Class A
Trading Symbol	CFIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund
Without Load	24.20%	23.80%
With Load	17.06%	19.78%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,263,092
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

C000246497
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Founders Class
Trading Symbol	CFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	24.72%	24.38%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,263,092
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

C000246495
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald International Equity Fund
Class Name	Institutional Class
Trading Symbol	CFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://InternationalEquityFund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://InternationalEquityFund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
Cantor Fitzgerald International Equity Fund	24.52%	24.09%
MSCI ACWI ex USA Index	16.45%	18.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,263,092
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,263,092
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$0
Portfolio Turnover	87%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Exchange-Traded Funds	1.5%
Money Market Funds	3.1%

Country Weighting (% of net assets)

Value	Value
Malaysia	1.8%
Thailand	1.8%
Taiwan Province Of China	2.1%
Switzerland	2.1%
Luxembourg	2.2%
Hong Kong	2.2%
Singapore	2.8%
Taiwan	3.4%
United States	4.6%
Korea (Republic Of)	4.6%
Germany	5.7%
Canada	5.8%
Spain	6.2%
Italy	7.3%
China	7.7%
France	8.7%
United Kingdom	10.0%
Japan	20.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinross Gold Corporation	3.7%
Rolls-Royce Holdings plc	3.6%
Taiwan Semiconductor Manufacturing Company Ltd.	3.4%
Banco Santander S.A.	3.2%
Fidelity Investments Money Market Government Portfolio, Class I	3.1%
GEA Group AG	3.1%
Intesa Sanpaolo SpA	3.0%
CaixaBank S.A.	3.0%
Mitsubishi Heavy Industries Ltd	2.9%
DBS Group Holdings Ltd.	2.8%

C000234854
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class A
Trading Symbol	FICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.17%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund - Class A
Without Load	24.86%	17.48%	15.71%
With Load	17.65%	16.10%	15.02%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 604,809,285
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,070,834
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

C000234855
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Class R6
Trading Symbol	FICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	25.25%	17.88%	16.14%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 604,809,285
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,070,834
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

C000234853
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	FICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Large Cap Focused Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://largecapfocusedfund.cantorassetmanagement.com. You can also request this information by contacting us at (855)-922-6867.
Additional Information Phone Number	(855)-922-6867
Additional Information Website	https://largecapfocusedfund.cantorassetmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cantor Fitzgerald Large Cap Focused Fund	25.31%	17.82%	16.08%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 604,809,285
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,070,834
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$604,809,285
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$3,070,834
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.4%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.2%
Consumer Staples	3.1%
Money Market Funds	3.6%
Consumer Discretionary	6.8%
Industrials	8.5%
Health Care	9.5%
Financials	12.9%
Communications	19.6%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.5%
Broadcom, Inc.	4.5%
KLA Corporation	3.9%
AppLovin Corporation, Class A	3.9%
Apple, Inc.	3.8%
Fidelity Investments Money Market Funds, Institutional	3.6%
Parker-Hannifin Corporation	3.4%
Alphabet, Inc., Class A	3.4%
Meta Platforms, Inc., Class A	3.3%
Costco Wholesale Corporation	3.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized